Income Taxes (Schedule Of Income Tax Expense From Continuing Operations Percentage) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	0.90%	1.60%	1.00%
Tax effect of foreign operations	(6.00%)	(5.80%)	(7.50%)
Deferred tax on undistributed foreign earnings	0.50%	(1.00%)	0.40%
Stock-based compensation	3.40%	(0.00%)	(0.00%)
Change in valuation allowance	0.20%	0.00%	0.20%
Change in uncertain tax positions, net	(0.60%)	(0.50%)	(0.60%)
Domestic production activities deduction	(1.20%)	(1.20%)	(3.40%)
Other permanent differences, net	(0.60%)	(1.00%)	(0.70%)
Other, net	(0.20%)	0.00%	(0.60%)
Effective tax rate	24.60%	27.10%	23.80%